Stockholders' Equity and Stock-Based Compensation (Components of Accumulated Other Comprehensive Income) (FY) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2024	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period		$ 1,389	$ 3,240
Other comprehensive income (loss) before reclassifications:
Increase (decrease)			(8)	$ (60)	$ (72)
Income tax impact			7	(7)	(4)
Other comprehensive income (loss) before reclassifications, net of income taxes			(1)	(67)	(76)
Reclassification adjustments
Increase (decrease)			1	0	3
Income tax impact			0	0	0
Reclassification adjustments, net of income taxes			1	0	3
Net other comprehensive income (loss), net of income taxes			0	(67)	(73)
Balance, end of period	$ 1,672	1,672	1,389	3,240
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(975)	(939)	(968)	(868)	(780)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)			29	(100)	(88)
Income tax impact			0	0	0
Other comprehensive income (loss) before reclassifications, net of income taxes			29	(100)	(88)
Reclassification adjustments
Increase (decrease)			0	0	0
Income tax impact			0	0	0
Reclassification adjustments, net of income taxes			0	0	0
Net other comprehensive income (loss), net of income taxes			29	(100)	(88)
Balance, end of period	(1,004)	(1,004)	(939)	(968)	(868)
Net Investment Hedges
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(5)	(14)	0
Other comprehensive income (loss) before reclassifications:
Increase (decrease)			(19)
Income tax impact			5
Other comprehensive income (loss) before reclassifications, net of income taxes			(14)
Reclassification adjustments
Reclassification adjustments, net of income taxes			0
Net other comprehensive income (loss), net of income taxes			(14)
Balance, end of period	(2)	(2)	(14)	0
Pension and Postretirement Plan Benefit Adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(1)	(1)	14	(19)	(34)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)			(18)	40	16
Income tax impact			2	(7)	(4)
Other comprehensive income (loss) before reclassifications, net of income taxes			(16)	33	12
Reclassification adjustments
Increase (decrease)			1	0	3
Income tax impact			0	0	0
Reclassification adjustments, net of income taxes			1	0	3
Net other comprehensive income (loss), net of income taxes			(15)	33	15
Balance, end of period	(1)	(1)	(1)	14	(19)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance, beginning of period	(981)	(954)	(954)	(887)	(814)
Reclassification adjustments
Balance, end of period	$ (1,007)	$ (1,007)	$ (954)	$ (954)	$ (887)